CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			159 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Cash Flows (Used In) Provided By: Operating Activities
Net loss for the period	$ (2,646,828)	$ (3,132,952)	$ (3,175,999)	$ (11,325,957)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	43,620	42,918	26,284	113,118
Foreign exchange on debt settlement	0	0	0	226,512
Stock-based compensation	9,452	81,178	195,399	286,029
Changes in operating assets and liabilities:
Receivables	(29,699)	(49,680)	(330,875)	(460,034)
Prepaid expenses	(1,271)	48,621	(49,510)	(2,161)
Inventory	113,615	(47,826)	(179,294)	(230,593)
Due to related parties	2,455,953	2,243,364	109,309	5,540,844
Accrued dividends payable	202,794	203,350	23,891	430,035
Accounts payable and accrued liabilities	(49,589)	62,562	74,252	447,423
Net cash provided by (used in) operating activities	98,047	(548,465)	(3,306,543)	(4,974,784)
Investing Activities
Subsidiary cash upon acquisition	0	0	0	15,465
Purchase of property and equipment	0	(36,830)	(59,732)	(138,434)
Net cash (used in) investing activities	0	(36,830)	(59,732)	(122,969)
Financing Activities
Proceeds from share issuances	0	0	1,217,002	2,678,002
Proceeds from notes payable	0	0	1,000,000	1,661,078
Proceeds from preferred shares	0	0	1,000,000	1,000,000
Net cash provided by financing activities	0	0	3,217,002	5,339,080
Net Increase (Decrease) In Cash	98,047	(585,295)	(149,273)	241,327
Cash, Beginning Of Period	143,280	728,575	877,848	0
Cash, End Of Period	241,327	143,280	728,575	241,327
Non-cash Financing Activities
Common stock issued to settle debt	0	0	403,211	984,841
Supplemental Disclosure of Cash Flow Information
Interest paid	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0